Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail)
¥ in Millions
		Mar. 31, 2021 JPY (¥)		Mar. 31, 2020 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 2,003,917		¥ 1,631,185
Equity securities	[1]	540,082		492,902
Derivative assets		20,752		30,538
Other assets		6,297		18,206
Derivative Liability		69,090		64,497
Policy liabilities and Policy Account Balances		266,422		300,739
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		742,251		596,477
Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		129,775		81,736
Options held | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability		33
Variable Annuity and Variable Life Insurance Contracts | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances		266,422
Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		276,276		250,355
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		133,457		88,353
Equity securities		91,410	[2]	83,901	[3]
Derivative assets	[4]	0		0
Total		244,987		209,690
Derivative Liability	[4]	0		0
Total financial liabilities		266,455		300,739
Level 3 | Discount rate | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities				23,289
Level 3 | Corporate debt securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		1,021		1,995
Level 3 | Corporate debt securities | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		103,784		1,999
Level 3 | Other asset-backed securities and debt securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 25,891		20,582
Level 3 | Other asset-backed securities and debt securities | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities				¥ 60,945
Level 3 | Other asset-backed securities and debt securities | Measurement Input, Default Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		1.9		1.9
Level 3 | Investment funds | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		¥ 78,134		¥ 54,898
Level 3 | Investment funds | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		13,276
Level 3 | Investment funds | Fair Value Inputs Level 3 Internal Cash Flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities				¥ 5,714
Level 3 | Investment funds | Discount rate | Fair Value Inputs Level 3 Internal Cash Flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities				0.0
Level 3 | Options held | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		13,762
Level 3 | Options held | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		61		¥ 60
Level 3 | Options held | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets				19,170
Level 3 | Reinsurance Recoverable | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets		6,297		18,206
Level 3 | Variable Annuity and Variable Life Insurance Contracts | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances				300,739
Level 3 | Japanese prefectural and foreign municipal bond securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities				¥ 2,832
Level 3 | Japanese prefectural and foreign municipal bond securities | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 2,761
Level 3 | Japanese prefectural and foreign municipal bond securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities				8.5
Minimum | Level 3 | Corporate debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.3		0.4
Minimum | Level 3 | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		1.0		1.0
Minimum | Level 3 | Investment funds | WACC | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		13.1		7.6
Minimum | Level 3 | Investment funds | Teminal EBITDA multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities				7.0
Minimum | Level 3 | Investment funds | Teminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		7.3
Minimum | Level 3 | Investment funds | Measurement Input EV Terminal EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		7.6		6.5
Minimum | Level 3 | Investment funds | Measurement Input EV Last Twelve Months EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		6.8		7.5
Minimum | Level 3 | Investment funds | Measurement Input EV Precedent transaction Last Twelve Months EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		7.7		7.5
Minimum | Level 3 | Options held | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		12.0		12.0
Minimum | Level 3 | Reinsurance Recoverable | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.0		0.2
Minimum | Level 3 | Reinsurance Recoverable | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.0		0.0
Minimum | Level 3 | Reinsurance Recoverable | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		1.5		1.5
Minimum | Level 3 | Reinsurance Recoverable | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.0		0.0
Minimum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.0		0.2
Minimum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.0		0.0
Minimum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		1.5		1.5
Minimum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.0		0.0
Maximum | Level 3 | Corporate debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		1.8		2.5
Maximum | Level 3 | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		51.2		51.2
Maximum | Level 3 | Investment funds | WACC | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		18.7		19.1
Maximum | Level 3 | Investment funds | Teminal EBITDA multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities				11.9
Maximum | Level 3 | Investment funds | Teminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		10.5
Maximum | Level 3 | Investment funds | Measurement Input EV Terminal EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		11.6		10.3
Maximum | Level 3 | Investment funds | Measurement Input EV Last Twelve Months EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		9.5		11.8
Maximum | Level 3 | Investment funds | Measurement Input EV Precedent transaction Last Twelve Months EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		10.9		12.1
Maximum | Level 3 | Options held | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		33.0		33.0
Maximum | Level 3 | Reinsurance Recoverable | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.4		0.6
Maximum | Level 3 | Reinsurance Recoverable | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		100.0		100.0
Maximum | Level 3 | Reinsurance Recoverable | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		14.0		14.0
Maximum | Level 3 | Reinsurance Recoverable | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		100.0		100.0
Maximum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.4		0.6
Maximum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		100.0		100.0
Maximum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		30.0		30.0
Maximum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		100.0		100.0
Weighted Average | Level 3 | Corporate debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.7		0.8
Weighted Average | Level 3 | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		11.1		12.1
Weighted Average | Level 3 | Other asset-backed securities and debt securities | Measurement Input, Default Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		1.9		1.9
Weighted Average | Level 3 | Investment funds | Discount rate | Fair Value Inputs Level 3 Internal Cash Flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities				0.0
Weighted Average | Level 3 | Investment funds | WACC | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		16.8		16.5
Weighted Average | Level 3 | Investment funds | Teminal EBITDA multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities				9.3
Weighted Average | Level 3 | Investment funds | Teminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		8.6
Weighted Average | Level 3 | Investment funds | Measurement Input EV Terminal EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		9.0		8.4
Weighted Average | Level 3 | Investment funds | Measurement Input EV Last Twelve Months EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		7.8		9.4
Weighted Average | Level 3 | Investment funds | Measurement Input EV Precedent transaction Last Twelve Months EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		9.1		9.5
Weighted Average | Level 3 | Options held | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		14.3		14.4
Weighted Average | Level 3 | Reinsurance Recoverable | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.1		0.2
Weighted Average | Level 3 | Reinsurance Recoverable | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		1.6		1.4
Weighted Average | Level 3 | Reinsurance Recoverable | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		6.7		7.1
Weighted Average | Level 3 | Reinsurance Recoverable | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		100.0		100.0
Weighted Average | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.1		0.2
Weighted Average | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		1.6		1.3
Weighted Average | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		6.9		6.9
Weighted Average | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		76.7		80.9
Weighted Average | Level 3 | Japanese prefectural and foreign municipal bond securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities				8.5

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥254,853 million and ¥249,830 million as of March 31, 2020 and 2021, respectively.The amount of investment funds that are accounted for under the equity method included in equity securities were ¥70,129 million and ¥82,420 million as of March 31, 2020 and 2021, respectively. The amount of investment funds elected for the fair value option included in equity securities were ¥6,326 million and ¥4,940 million as of March 31, 2020 and 2021, respectively.
[2]	The amount of ¥13,737 million of investment funds measured at net asset value per share is not included.
[3]	The amount of ¥11,631 million of investment funds measured at net asset value per share is not included.
[4]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”